7. INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7 - INTANGIBLE ASSETS

The SUGARDOWN® technology and provisional patents are being amortized on a straight-line basis over their useful lives of 14 years.  Goodwill is not amortized, but is evaluated annually for impairment.

Intangible assets consist of the following at September 30, 2013 and December 31, 2012:

	2013	2012
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(187,500)	(139,286)
Intangible assets, net	$712,500	$760,714

Amortization expense was $16,071 and $48,213 for the three and nine months ended September 30, 2013 and 2012, respectively.

The SUGARDOWN® technology and provisional patents, which were obtained through the acquisition of the Target in 2010 are being amortized on a straight-line basis over their estimated useful lives of 14 years.

Intangible assets consist of the following:

	December 31,
	2012	2011
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(139,286)	(75,000)
Intangible assets, net	$760,714	$825,000

Amortization expense for each of the years ended December 31, 2012 and 2011 was $64,286.

The estimated remaining amortization expense related to intangible assets with finite lives for each of the five succeeding years and thereafter is as follows:

Year ending December 31:

2013	$64,286
2014	64,286
2015	64,286
2016	64,286
2017	64,286
Thereafter	439,284
$760,714